Condensed Consolidated Statement of Changes in Stockholders Deficit - USD ($)	Series A Preferred Stock [Member] Preferred Stock [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Class A Shares To Be Issued [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 5,217,800	$ 17,122,236		$ 22,000	$ 5,833,583	$ (34,769,183)	$ (6,573,564)
Beginning balance, shares at Dec. 31, 2020	2	854,410,001		1,122,311
Warrants issued for services - related parties					556,276		556,276
Warrants issued for services					86,709		86,709
Imputed interest - related party					82,851		82,851
Net loss						(8,045,803)	(8,045,803)
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 4,461,931					4,461,931
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh), shares		64,671,915
Warrant discount					3,670,000		3,670,000
Common stock issued for services		$ 242,100					242,100
Common stock issued for services, shares		3,000,000
Cancellations of warrants					(42,707)		(42,707)
Exercise of warrants in exchange for stock		$ 558,865			(292,533)		266,332
Exercise of warrants in exchange for stock, shares		5,296,250
Contributed capital - related party
Ending balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179	(42,814,986)	(5,295,875)
Ending balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					53,699		53,699
Warrants issued for services					7,842		7,842
Imputed interest - related party					18,385		18,385
Net loss						(1,046,679)	(1,046,679)
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864					739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh)		$ 796,301					796,301
Convertible debt conversion into common stock ($0.0744 - $0.1540/Sh), shares		12,428,919
Warrant discount					625,003		625,003
Ending balance, value at Mar. 31, 2022	$ 5,217,800	$ 23,921,297		$ 22,000	10,599,108	(43,861,665)	(4,101,460)
Ending balance, shares at Mar. 31, 2022	2	950,905,044		1,122,311
Beginning balance, value at Dec. 31, 2021	$ 5,217,800	$ 22,385,132		$ 22,000	9,894,179	(42,814,986)	(5,295,875)
Beginning balance, shares at Dec. 31, 2021	2	927,378,166		1,122,311
Warrants issued for services - related parties					202,895		202,895
Warrants issued for services					31,803		31,803
Imputed interest - related party					80,849		80,849
Net loss						(3,842,014)	(3,842,014)
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh)		$ 739,864					739,864
Exercise of warrants in exchange for cash ($0.06/Sh and $0.08/Sh), shares		11,097,959
Warrant discount					625,003		625,003
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh)		$ 3,935,615					3,935,615
Convertible debt and accrued interest conversion into common stock ($0.0253/Sh-$0.06430/Sh), shares		92,463,883
Ending balance, value at Dec. 31, 2022	$ 5,217,800	$ 27,060,611		$ 22,000	10,834,729	(46,657,000)	(3,521,860)
Ending balance, shares at Dec. 31, 2022	2	1,030,940,008		1,122,311
Warrants issued for services - related parties					17,200		17,200
Warrants issued for services					14,284		14,284
Shares issued in connection with cashless warrants exercise		$ 100,000			(100,000)
Shares issued in connection with cashless warrants exercise, shares		2,434,211
Imputed interest - related party					19,936		19,936
Net loss						(566,782)	(566,782)
Ending balance, value at Mar. 31, 2023	$ 5,217,800	$ 27,160,611		$ 22,000	$ 10,786,149	$ (47,223,782)	$ (4,037,222)
Ending balance, shares at Mar. 31, 2023	2	1,033,374,219		1,122,311